Long-Term Debt - Schedule of Principle Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Debt Instruments [Abstract]
2018	$ 6,863	$ 6,963
2019	26,672	27,322
2020	4,260	4,260
2021	20,915	21,986
2022	13,000	1,200
2023 and thereafter		12,100
Total	$ 71,710	$ 73,831